JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 134.0% (100.0% of Total Investments)

	CORPORATE BONDS – 122.4% (91.4% of Total Investments)

	Aerospace & Defense – 3.5%

$3,000	Bombardier Inc, 144A	8.750%	12/01/21	CCC	$3,147,510
5,000	Bombardier Inc, 144A	6.000%	10/15/22	CCC	5,000,000
8,000	Total Aerospace & Defense				8,147,510

	Airlines – 5.2%

5,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	4,999,951
7,000	Delta Air Lines Inc, (3)	3.625%	3/15/22	Baa3	7,077,782
12,000	Total Airlines				12,077,733

	Auto Components – 2.3%

5,249	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	5,367,102

	Automobiles – 5.3%

9,000	Ford Motor Credit Co LLC, (3)	3.813%	10/12/21	BB+	9,095,535
3,000	Ford Motor Credit Co LLC	5.596%	1/07/22	BB+	3,081,990
12,000	Total Automobiles				12,177,525

	Building Products – 1.8%

4,150	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	4,155,188

	Commercial Services & Supplies – 9.3%

14,433	ADT Security Corp, (3)	3.500%	7/15/22	BB–	14,649,495
6,759	APX Group Inc, (3)	7.875%	12/01/22	B–	6,784,346
21,192	Total Commercial Services & Supplies				21,433,841

	Construction & Engineering – 0.9%

2,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	2,017,500

	Consumer Finance – 7.6%

2,695	DAE Funding LLC, 144A	4.500%	8/01/22	Baa3	2,711,844
3,000	Ford Motor Credit Co LLC	4.250%	9/20/22	BB+	3,103,200
4,400	Navient Corp	6.625%	7/26/21	Ba3	4,482,500
2,000	Navient Corp	7.250%	1/25/22	Ba3	2,072,500
5,000	Navient Corp, (3)	6.500%	6/15/22	Ba3	5,244,350
17,095	Total Consumer Finance				17,614,394

	Containers & Packaging – 1.6%

3,500	Sealed Air Corp, 144A	4.875%	12/01/22	BB+	3,640,000

	Diversified Telecommunication Services – 8.3%

6,625	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	6,792,182
4,000	Lumen Technologies Inc, (3)	6.450%	6/15/21	BB	4,029,000
8,000	Lumen Technologies Inc	5.800%	3/15/22	BB	8,280,800
18,625	Total Diversified Telecommunication Services				19,101,982

	Electrical Equipment – 1.8%

4,000	Park Aerospace Holdings Ltd, 144A	5.250%	8/15/22	BBB–	4,199,275

	Health Care Providers & Services – 5.4%

12,000	Molina Healthcare Inc, (3)	5.375%	11/15/22	BB–	12,582,480

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 1.2%

$2,750	MGM Resorts International	7.750%	3/15/22	BB	$2,896,850

	Household Durables – 0.7%

1,500	KB Home	7.500%	9/15/22	BB	1,618,125

	Media – 16.4%

12,787	CSC Holdings LLC, (3)	5.875%	9/15/22	B	13,501,857
13,000	DISH DBS Corp, (3)	5.875%	7/15/22	B2	13,578,500
6,294	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB–	6,295,294
4,500	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	4,516,875
36,581	Total Media				37,892,526

	Metals & Mining – 1.3%

3,000	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	3,048,750

	Mortgage Real Estate Investment Trust – 3.9%

9,000	Starwood Property Trust Inc, (3)	5.000%	12/15/21	Ba3	9,123,750

	Oil, Gas & Consumable Fuels – 19.4%

3,101	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	3,093,248
5,000	Cenovus Energy Inc, (3)	3.000%	8/15/22	BBB–	5,115,322
366	Continental Resources Inc/OK	5.000%	9/15/22	BBB–	366,293
679	Marathon Oil Corp, (3)	2.800%	11/01/22	BBB–	696,458
2,000	NGPL PipeCo LLC, 144A, (3)	4.375%	8/15/22	BBB–	2,076,005
5,000	Occidental Petroleum Corp, (3)	3.125%	2/15/22	Ba2	5,025,000
3,000	Occidental Petroleum Corp	2.700%	8/15/22	Ba2	3,001,125
6,500	Occidental Petroleum Corp, (3-Month LIBOR reference rate + 1.450% spread), (4)	1.644%	8/15/22	Ba2	6,431,437
2,000	Ovintiv Inc	3.900%	11/15/21	BBB–	2,021,844
3,000	Sasol Financing International Ltd	4.500%	11/14/22	BB	3,064,500
2,000	SM Energy Co	6.125%	11/15/22	B	1,972,040
3,000	Southwestern Energy Co, (3)	4.100%	3/15/22	BB	3,000,000
8,737	Western Midstream Operating LP	4.000%	7/01/22	BB	8,955,643
44,383	Total Oil, Gas & Consumable Fuels				44,818,915

	Pharmaceuticals – 4.1%

925	Elanco Animal Health Inc	4.912%	8/27/21	Ba2	933,094
4,321	Teva Pharmaceutical Finance Co BV	3.650%	11/10/21	Ba2	4,353,407
4,058	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	Ba2	4,088,435
9,304	Total Pharmaceuticals				9,374,936

	Road & Rail – 1.1%

600	DAE Funding LLC, 144A	5.250%	11/15/21	Baa3	610,500
2,000	Transnet SOC Ltd, 144A	4.000%	7/26/22	Ba2	2,034,220
2,600	Total Road & Rail				2,644,720

	Software – 1.8%

4,000	NortonLifeLock Inc	3.950%	6/15/22	BB+	4,080,000

	Specialty Retail – 3.6%

8,000	L Brands Inc	5.625%	2/15/22	BB–	8,339,200

	Technology Hardware, Storage & Peripherals – 1.0%

2,320	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	2,322,900

	Thrifts & Mortgage Finance – 1.9%

4,398	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A, (3)	5.250%	3/15/22	Ba2	4,430,985

	Wireless Telecommunication Services – 13.0%

6,746	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	6,823,579
3,100	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba2	3,170,978

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$12,500	Sprint Communications Inc, (3)			6.000%	11/15/22	BB+	$13,375,000
6,500	T-Mobile USA Inc)			4.000%	4/15/22	BB+	6,638,255
28,846	Total Wireless Telecommunication Services						30,007,812
$276,493	Total Corporate Bonds (cost $279,286,550)						283,113,999

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.8% (6.5% of Total Investments) (5)

	Banks – 0.3%

$721	iQor US Inc, Exit Priority Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	$726,247

	Commercial Services & Supplies – 2.6%

5,167	Wash Multifamily Acquisition, Inc., Initial US Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	5/16/22	B2	5,157,946
801	Wash Multifamily Acquisition, Inc., Initial Canadian Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	5/16/22	B2	799,201
5,968	Total Commercial Services & Supplies						5,957,147

	Communications Equipment – 0.4%

1,056	Riverbed Technology Inc, Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	1,016,578

	Diversified Financial Services – 0.1%

1,434	Ditech Holding Corporation., Term Loan B, First Lien, (7)	0.000%	N/A	N/A	6/30/22	N/R	264,076

	Energy Equipment & Services – 0.6%

1,476	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	3.500%	3-Month LIBOR	2.500%	3/11/21	N/R	1,278,634

	Health Care Equipment & Supplies – 2.2%

5,127	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	5,143,267

	Health Care Technology – 0.0%

33	Onex Carestream Finance LP, Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	2/28/21	B1	31,752

	Oil, Gas & Consumable Fuels – 1.0%

663	Fieldwood Energy LLC, DIP Term Loan, (7), (8)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	686,720
4,000	Fieldwood Energy LLC, Exit Term Loan, (7)	0.000%	N/A	N/A	4/11/22	N/R	1,583,340
4,663	Total Oil, Gas & Consumable Fuels						2,270,060

	Real Estate Management & Development – 0.1%

202	GGP, Initial Term Loan A1	3.109%	1-Month LIBOR	3.000%	8/24/21	BB+	200,837

	Software – 1.5%

1,919	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	12/31/49	CCC+	1,890,423
1,462	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B–	1,460,717
3,381	Total Software						3,351,140
$24,061	Total Variable Rate Senior Loan Interests (cost $23,411,435)						20,239,738

Shares	Description (1)						Value

	COMMON STOCKS – 1.8% (1.4% of Total Investments)

	Banks – 0.3%

63,918	iQor US Inc, (9), (10)						$857,332

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels – 0.5%

30,780	Whiting Petroleum Corp, (9)				$1,091,151

	Software – 1.0%

13,687	SkillSoft Corp, (9), (10)				2,258,355
	Total Common Stocks (cost $6,625,561)				4,206,838

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.9% (0.6% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.9%

$2,000	SM Energy Co	1.500%	7/01/21	B	$1,980,216
$2,000	Total Convertible Bonds (cost $1,987,119)				1,980,216

Shares	Description (1)				Value

	WARRANTS – 0.1% (0.1% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.1%

17,291	Denbury Inc				$276,656
	Total Warrants (cost $2,609,135)				276,656
	Total Long-Term Investments (cost $313,919,800)				309,817,447

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.0% (0.0% of Total Investments)

	INVESTMENT COMPANIES – 0.0%

118,307	BlackRock Liquidity Funds T-Fund	0.025% (11)			$118,307
	Total Short-Term Investments (cost $118,307)				118,307
	Total Investments (cost $314,038,108) – 134.0%				309,935,754
	Reverse Repurchase Agreements, including accrued interest – (36.3)% (12)				(84,031,913)
	Other Assets Less Liabilities – 2.3%				5,316,850
	Net Assets Applicable to Common Shares – 100%				$231,220,691

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$283,113,999	$—	$283,113,999
Variable Rate Senior Loan Interests	—	20,239,738	—	20,239,738
Common Stocks	1,091,151	3,115,687	—	4,206,838
Convertible Bonds	—	1,980,216	—	1,980,216
Warrants	276,656	—	—	276,656

Short-Term Investments:
Investment Companies	118,307	—	—	118,307
Total	$1,486,114	$308,449,640	$—	$309,935,754

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $100,895,090 have been pledged as collateral for reverse repurchase agreements.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(8)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

(11)	The rate shown is the seven-day subsidized yield as of the end of the reporting period.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 27.1%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable